INCOME TAXES (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure of income tax [Abstract]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	2020		2019		2018

Loss before income taxes		$7,056		$16,670		$40,024

Income tax recovery at statutory rates		(1,905)		(4,503)		(10,941)
Difference of foreign tax rates		(8)		(2)		(231)
Non-deductible expenses and non-taxable portion of capital gains		(216)		1,316		358
Changes in unrecognized deferred tax assets and other		2,201		3,295		10,814
Income tax expense (recovery)		72		106		—

Income tax expense (recovery) consists of:
Current income taxes		$—		$—		$—
Deferred income taxes		72		106		—
		$72		$106		$—

Disclosure of deferred taxes [Table Text Block]
	2020	2019	2018
Deferred tax liability at the beginning of the year	$—	$—	$—
Tax (expense) relating to the loss from continuing operations	(72)	(106)	(15,527)
Tax recovery relating to components of other comprehensive loss	72	106	—
Tax recovery recorded in deficit	—	—	15,527
Deferred tax liability at the end of the year	$—	$—	$—

Disclosure of changes in deferred tax assets and liabilities [Table Text Block]
	2020	2019	2018
Convertible notes	$(661)	$(1,024)	$—
Loans payable	(247)	(339)	—
Mineral properties	(2,221)	(2,354)	(2,434)
Loss carry-forwards	3,129	3,717	2,434
	$—	$—	$—

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
		2020	2019	2018
Tax Losses:
Operating loss carry-forwards - Canada		$137,029	$125,851	$106,058
Operating loss carry-forwards - South Africa		100,409	28,925	23,026
Net capital loss carry-forwards		—	204	621
	$		$154,980	$129,705
Temporary Differences:
Mineral properties		$7,672	$7,526	$7,664
Financing Costs		7,539	13,357	18,831
Property, plant and equipment		697	807	735
Other		603	381	254
		$16,511	$22,071	$27,484

Investment Tax Credits:		$318	$312	$318